Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Segment Reporting Information
The following table includes results for the Partnership’s segments for the periods presented in these financial statements.

	Three Months Ended September 30,
	2018			2017
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	118,188	5,148	123,336	92,700	11,585	104,285
Voyage expenses	(5,731)	(2,225)	(7,956)	(716)	(750)	(1,466)
Vessel operating expenses	(23,905)	(3,716)	(27,621)	(22,172)	(4,552)	(26,724)
Time-charter hire expense	(1,690)	—	(1,690)	—	—	—
Depreciation and amortization	(31,309)	(929)	(32,238)	(22,580)	(2,400)	(24,980)
General and administrative expenses (i)	(3,972)	(211)	(4,183)	(2,330)	(463)	(2,793)
Write-down of vessels	—	(2,201)	(2,201)	—	(38,000)	(38,000)
Restructuring charges	—	(449)	(449)	—	—	—
Income (loss) from vessel operations	51,581	(4,583)	46,998	44,902	(34,580)	10,322
Equity income	14,679	—	14,679	1,417	—	1,417

	Nine Months Ended September 30, 2018
	2018			2017
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	335,409	25,548	360,957	271,078	35,291	306,369
Voyage expenses	(12,984)	(8,724)	(21,708)	(1,664)	(2,235)	(3,899)
Vessel operating expenses	(79,015)	(11,042)	(90,057)	(62,211)	(13,902)	(76,113)
Time-charter hire expense	(1,690)	—	(1,690)	—	—	—
Depreciation and amortization	(87,191)	(4,108)	(91,299)	(69,639)	(8,255)	(77,894)
General and administrative expenses (i)	(15,958)	(1,892)	(17,850)	(9,283)	(2,309)	(11,592)
Write-down of vessels	(33,000)	(20,863)	(53,863)	—	(50,600)	(50,600)
Restructuring charges	—	(1,845)	(1,845)	—	—	—
Income (loss) from vessel operations	105,571	(22,926)	82,645	128,281	(42,010)	86,271
Equity income	52,597	—	52,597	6,797	—	6,797

(i)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets
A reconciliation of total segment assets to total assets presented in the consolidated balance sheets is as follows:

	September 30, 2018	December 31, 2017
	$	$
Total assets of the liquefied gas segment	5,081,219	4,624,321
Total assets of the conventional tanker segment	67,244	112,844
Unallocated:
Cash and cash equivalents	139,854	244,241
Accounts receivable and prepaid expenses	35,009	30,593
Advances to affiliates	5,163	7,300
Consolidated total assets	5,328,489	5,019,299